NOTES PAYABLE AND SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE AND SHORT-TERM BORROWINGS [Abstract]
NOTES PAYABLE AND SHORT-TERM BORROWINGS
NOTE I—NOTES PAYABLE AND SHORT-TERM BORROWINGS

Notes payable and short-term borrowings consisted of the following at December 31 (in $1,000s):

	2011	2010(1)

FHLB borrowings	$46,955	$98,221
Promissory notes	12,490	8,431
Repurchase agreements	733	1,137

	$60,178	$107,789

(1)    For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

FHLB borrowings represent advances secured by certain portfolio loans and other eligible collateral.  Such advances become due at varying dates and bear interest at market short-term rates (approximately 1.58% at December 31, 2011).  At December 31, 2011, unused lines of credit under these facilities approximated $123.9 million.  Assets pledged to secure these credit facilities consisted of portfolio loans in the amount of $328.6 million and investment securities with a market value of $4.6 million at December 31, 2011.  Continued availability of the FHLB credit facilities is subject to the FHLB's review of the banks' credit worthiness.  Assets pledged to secure the repurchase agreements consisted of investment securities with a fair market value of $2.1 million at December 31, 2011.

During 2008, Capitol completed a private offering of 9% promissory notes.  The promissory notes were purchased by accredited investors, including certain related parties of Capitol.  The promissory notes mature in 2013.  Interest is payable quarterly and the promissory notes became callable in 2010.  In 2010, Capitol extinguished approximately $4.6 million in promissory notes in exchange for 1,374,000 shares of common stock resulting in a gain of $1.3 million.  At December 31, 2011 and 2010, the balance of these promissory notes was approximately $8.4 million.

In October 2011, Capitol terminated an aircraft lease and issued a promissory note for the remaining balance of that lease.  Interest is payable monthly at an annual rate of 10% and the note matures in 2016.  At December 31, 2011, the balance of this promissory note was approximately $4.1 million.

At December 31, 2011, scheduled debt maturities of notes payable and short-term borrowings were as follows (in $1,000s):

2012	$41,321
2013	11,194
2014	890
2015	927
2016	846
2017 and thereafter	5,000

$60,178